Schedule of investments
Delaware Ivy Small Cap Growth Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.66%
Communication Services — 1.32%
IMAX †	1,050,189	$ 17,611,670
		17,611,670
Consumer Discretionary — 13.47%
Abercrombie & Fitch Class A †	148,994	26,497,093
Acushnet Holdings	246,225	15,630,363
Dutch Bros Class A †	206,349	8,542,849
First Watch Restaurant Group †	628,726	11,040,428
Installed Building Products	92,110	18,945,185
Light & Wonder †	223,642	23,455,573
Meritage Homes	86,286	13,965,389
Modine Manufacturing †	192,864	19,323,044
Red Rock Resorts Class A	556,921	30,591,670
Universal Technical Institute †	725,797	11,416,787
		179,408,381
Consumer Staples — 3.88%
BellRing Brands †	449,949	25,710,086
elf Beauty †	76,339	16,086,154
MGP Ingredients	133,919	9,963,574
		51,759,814
Energy — 2.79%
Cactus Class A	291,052	15,350,082
Weatherford International †	177,857	21,778,590
		37,128,672
Financials — 6.51%
Flywire †	845,121	13,851,533
Houlihan Lokey	185,820	25,059,685
Palomar Holdings †	225,281	18,281,553
Western Alliance Bancorp	267,301	16,791,849
WisdomTree	1,285,003	12,734,380
		86,719,000
Healthcare — 21.92%
Acadia Healthcare †	299,081	20,199,931
ANI Pharmaceuticals †	263,159	16,757,965
Axsome Therapeutics †	220,231	17,728,596
Encompass Health	226,157	19,402,009
Evolent Health Class A †	621,948	11,891,646
Halozyme Therapeutics †	277,416	14,525,502
Harmony Biosciences Holdings †	203,801	6,148,676
HealthEquity †	225,644	19,450,513
Ideaya Biosciences †	171,675	6,027,509
Insmed †	320,608	21,480,736
Integer Holdings †	219,879	25,459,789
Intra-Cellular Therapies †	87,034	5,960,959
Option Care Health †	405,176	11,223,375
Progyny †	756,127	21,632,793
Tarsus Pharmaceuticals †	205,073	5,573,884
TransMedics Group †	156,881	23,629,416
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Vaxcyte †	107,977	$ 8,153,343
Vericel †	644,612	29,574,799
Viking Therapeutics †	135,006	7,156,668
		291,978,109
Industrials — 21.45%
AAR †	153,467	11,157,051
ACV Auctions Class A †	982,133	17,923,927
AeroVironment †	99,838	18,186,490
CBIZ †	352,164	26,095,352
Clean Harbors †	155,949	35,267,866
Construction Partners Class A †	372,600	20,571,246
Federal Signal	428,873	35,883,804
Kirby †	139,632	16,718,139
Leonardo DRS †	545,244	13,909,175
NEXTracker Class A †	111,620	5,232,746
Parsons †	469,823	38,436,220
Trex †	238,581	17,683,624
Verra Mobility †	1,054,870	28,692,464
		285,758,104
Information Technology — 24.61%
Advanced Energy Industries	129,172	14,048,747
AvePoint †	779,575	8,123,172
Box Class A †	125,283	3,312,483
Braze Class A †	402,273	15,624,283
CyberArk Software †	205,110	56,081,176
Descartes Systems Group †	205,020	19,854,137
DoubleVerify Holdings †	444,631	8,656,966
Envestnet †	218,134	13,653,007
Harmonic †	672,709	7,917,785
Instructure Holdings †	510,217	11,944,180
Monday.com †	67,615	16,278,987
Onto Innovation †	150,256	32,990,207
OSI Systems †	122,613	16,861,740
Rambus †	379,810	22,317,636
Sprout Social Class A †	389,783	13,907,457
Tenable Holdings †	546,480	23,815,598
Varonis Systems †	557,560	26,746,153
Veeco Instruments †	338,375	15,805,496
		327,939,210
Materials — 2.71%
ATI †	652,125	36,160,331
		36,160,331
Total Common Stocks (cost $1,064,086,570)		1,314,463,291

NQ- IV002 [0624] 0824 (3772627)    1

Schedule of investments
Delaware Ivy Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	5,186,521	$ 5,186,521
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	5,186,520	5,186,520
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	5,186,521	5,186,521
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	5,186,521	5,186,521
Total Short-Term Investments (cost $20,746,083)		20,746,083

Total Value of Securities—100.22% (cost $1,084,832,653)		1,335,209,374
Liabilities Net of Receivables and Other Assets—(0.22%)		(2,928,394)
Net Assets Applicable to 86,197,262 Shares Outstanding—100.00%		$1,332,280,980
†	Non-income producing security.
2    NQ- IV002 [0624] 0824 (3772627)